PROVISIONS - Provisions by Type (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Provisions	$ 3,141	$ 2,363
Environmental rehabilitation (PER)
Disclosure of other provisions [line items]
Provisions	2,944	2,179
Post-retirement benefits
Disclosure of other provisions [line items]
Provisions	48	72
Share-based payments
Disclosure of other provisions [line items]
Provisions	37	34
Other employee benefits
Disclosure of other provisions [line items]
Provisions	27	45
Other
Disclosure of other provisions [line items]
Provisions	$ 85	$ 33